Property and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, Gross	$ 1,616,184	$ 1,512,416	$ 1,481,364
Less: accumulated depreciation	(1,286,824)	(1,239,320)	(1,319,207)
Plant and equipment, Net	329,360	273,096	162,157	[1]
Building improvement [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, Gross	210,440	196,929	92,438
Furniture and fixtures [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, Gross	27,132	25,390	250,493
Medical instruments [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, Gross	839,689	785,776	844,809
Motor vehicle [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, Gross	152,743	142,936	142,936
Office equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, Gross	$ 386,180	$ 361,385	$ 150,688

[1]	Re-presented as mentioned in Note 23